Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005467 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005467 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005467 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005467 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005467 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005467 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005467 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000005467 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005467 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224348 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224348 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224348 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224348 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224348 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224348 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224348 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000224348 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000224348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224348 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.30%